Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE DISCLOSURE

The table below reflects information regarding the compensation of our NEOs for the last four fiscal years, as well as our financial performance for those fiscal years, in accordance with SEC rules.

Year	Summary Compensation Table Total for Stander ($) (1)	Compensation Actually Paid to Stander ($) (2)	Summary Compensation Table Total for Butier ($) (1)	Compensation Actually Paid to Butier ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investments Based on:			Net Income ($)	Adjusted EPS ($) (4)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($) (3)	Former Peer Group Total Stockholder Return ($) (3)

2023	$6,070,962	$7,216,077	$9,700,108	$10,879,032	$2,107,852	$351,353	$165.02	$118.91	$158.44	$502,988,000	$7.90

2022	–	–	$9,107,739	$7,588,568	$2,405,277	$2,220,289	$145.19	$110.49	$133.60	$757,092,000	$9.15

2021	–	–	$12,433,721	$31,508,041	$2,342,467	$5,263,092	$170.89	$134.41	$151.44	$740,087,000	$8.91

2020	–	–	$8,709,348	$13,337,289	$2,248,966	$2,725,777	$120.83	$121.14	$117.22	$555,863,000	$7.10

(1)
For each fiscal year, represents amount reported for our CEO(s) and average amount reported for our non-CEO
NEOs, in each case in the Total column of the Summary Compensation Table. Our NEOs for each of these fiscal years are shown below.

Year	CEO(s)	Non-CEO NEOs
2023	Deon Stander/Mitchell Butier	Gregory Lovins, Francisco Melo, Deena Baker-Nel and Nicholas Colisto
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

(2)
Amounts represent Compensation Actually Paid to our CEO(s) and the average Compensation Actually Paid to our non-CEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2023, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end
values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; and (iii) for the market condition component of PUs and for MSUs, using the
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value to estimate the probability of achieving the respective performance objective as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see the footnotes of our 2023 Summary Compensation Table. For these purposes, awards for retirement-eligible NEOs are considered vested only at the time of retirement.

	2023

Adjustments	Stander	Butier	Average Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2023 Summary Compensation Table	$(5,071,394)	$(8,285,412)	$(1,466,116)

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal year-end 2023, determined as of fiscal year-end 2023	6,275,523	8,478,701	1,475,171

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date	274,937	1,099,647	121,693

Increase/Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2023	(354,708)	(1,784,812)	(2,025,711)

Increase/Decrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	20,757	1,676,612	138,669

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2023 Summary Compensation Table	–	(5,812)	(205)

Increase for service cost and, if applicable, prior service cost, for pension plans	–	–	–

Total Adjustments	$1,145,115	$1,178,924	$(1,756,499)

(3)
In 2023, we modified our peer group to show our relative performance more consistent with the methodology used by peer companies. For the relevant fiscal year, represents the cumulative TSR of the Dow Jones U.S. Containers & Packaging Index (the “Peer Group”), of which we are a member. Our former peer group (the “Former Peer Group”), which represents the cumulative TSR of the average return (weighted by market capitalization) of the S&P 500 Industrials and Materials subsets, is also presented in accordance with SEC guidance.

(4)	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in Appendix A of this proxy statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our CEO(s) and average amount reported for our non-CEO
NEOs, in each case in the Total column of the Summary Compensation Table. Our NEOs for each of these fiscal years are shown below.

Year	CEO(s)	Non-CEO NEOs
2023	Deon Stander/Mitchell Butier	Gregory Lovins, Francisco Melo, Deena Baker-Nel and Nicholas Colisto
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

Peer Group Issuers, Footnote	In 2023, we modified our peer group to show our relative performance more consistent with the methodology used by peer companies. For the relevant fiscal year, represents the cumulative TSR of the Dow Jones U.S. Containers & Packaging Index (the “Peer Group”), of which we are a member. Our former peer group (the “Former Peer Group”), which represents the cumulative TSR of the average return (weighted by market capitalization) of the S&P 500 Industrials and Materials subsets, is also presented in accordance with SEC guidance.
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our CEO(s) and the average Compensation Actually Paid to our non-CEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2023, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end
values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; and (iii) for the market condition component of PUs and for MSUs, using the
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value to estimate the probability of achieving the respective performance objective as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see the footnotes of our 2023 Summary Compensation Table. For these purposes, awards for retirement-eligible NEOs are considered vested only at the time of retirement.

	2023

Adjustments	Stander	Butier	Average Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2023 Summary Compensation Table	$(5,071,394)	$(8,285,412)	$(1,466,116)

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal year-end 2023, determined as of fiscal year-end 2023	6,275,523	8,478,701	1,475,171

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date	274,937	1,099,647	121,693

Increase/Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2023	(354,708)	(1,784,812)	(2,025,711)

Increase/Decrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	20,757	1,676,612	138,669

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2023 Summary Compensation Table	–	(5,812)	(205)

Increase for service cost and, if applicable, prior service cost, for pension plans	–	–	–

Total Adjustments	$1,145,115	$1,178,924	$(1,756,499)

Non-PEO NEO Average Total Compensation Amount	$ 2,107,852	$ 2,405,277	$ 2,342,467	$ 2,248,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 351,353	2,220,289	5,263,092	2,725,777
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent Compensation Actually Paid to our CEO(s) and the average Compensation Actually Paid to our non-CEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2023, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end
values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; and (iii) for the market condition component of PUs and for MSUs, using the
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value to estimate the probability of achieving the respective performance objective as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see the footnotes of our 2023 Summary Compensation Table. For these purposes, awards for retirement-eligible NEOs are considered vested only at the time of retirement.

	2023

Adjustments	Stander	Butier	Average Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2023 Summary Compensation Table	$(5,071,394)	$(8,285,412)	$(1,466,116)

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal year-end 2023, determined as of fiscal year-end 2023	6,275,523	8,478,701	1,475,171

Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date	274,937	1,099,647	121,693

Increase/Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2023	(354,708)	(1,784,812)	(2,025,711)

Increase/Decrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	20,757	1,676,612	138,669

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2023 Summary Compensation Table	–	(5,812)	(205)

Increase for service cost and, if applicable, prior service cost, for pension plans	–	–	–

Total Adjustments	$1,145,115	$1,178,924	$(1,756,499)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay vs. Performance Financial Performance Measures
We believe the financial performance measures shown below, all of which are performance objectives used in our executive compensation program, were the most important in linking Compensation Actually Paid to our NEOs for 2023. For additional information regarding these measures, including reconciliations of non-GAAP
financial measures from GAAP, see the
Compensation and Discussion Analysis
and Appendix A sections of this proxy statement.

•	Absolute TSR and Relative TSR

•	Adjusted EPS

•	Cumulative EVA

•	Adjusted Sales Growth

•	Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 165.02	145.19	170.89	120.83
Peer Group Total Shareholder Return Amount	118.91	110.49	134.41	121.14
Net Income (Loss)	$ 502,988,000	$ 757,092,000	$ 740,087,000	$ 555,863,000
Company Selected Measure Amount	7.9	9.15	8.91	7.1
PEO Name		Mitchell Butier	Mitchell Butier	Mitchell Butier
Former Peer Group Total Stockholder Return Amount	$ 158.44	$ 133.6	$ 151.44	$ 117.22
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR and Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in Appendix A of this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative EVA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Deon Stander [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,070,962
PEO Actually Paid Compensation Amount	$ 7,216,077
PEO Name	Deon Stander
Mitchell Butier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,700,108	9,107,739	12,433,721	8,709,348
PEO Actually Paid Compensation Amount	$ 10,879,032	$ 7,588,568	$ 31,508,041	$ 13,337,289
PEO Name	Mitchell Butier
PEO | Deon Stander [Member] | Decrease for amounts reported under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,071,394)
PEO | Deon Stander [Member] | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal yearend 2023, determined as of fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,275,523
PEO | Deon Stander [Member] | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,937
PEO | Deon Stander [Member] | IncreaseDecrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal yearend 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,708)
PEO | Deon Stander [Member] | IncreaseDecrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,757
PEO | Deon Stander [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,145,115
PEO | Mitchell Butier [Member] | Decrease for amounts reported under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,285,412)
PEO | Mitchell Butier [Member] | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal yearend 2023, determined as of fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,478,701
PEO | Mitchell Butier [Member] | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,647
PEO | Mitchell Butier [Member] | IncreaseDecrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal yearend 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,784,812)
PEO | Mitchell Butier [Member] | IncreaseDecrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,676,612
PEO | Mitchell Butier [Member] | Decrease for change in the actuarial present values reported under change in pension value and nonqualified deferred compensation earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,812)
PEO | Mitchell Butier [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,178,924
Non-PEO NEO | Decrease for amounts reported under Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,466,116)
Non-PEO NEO | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that remained unvested as of fiscal yearend 2023, determined as of fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,475,171
Non-PEO NEO | Increase based on ASC 718 fair value of awards granted during fiscal year 2023 that vested during fiscal year, determined as of vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,693
Non-PEO NEO | IncreaseDecrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal yearend 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to fiscal yearend 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,025,711)
Non-PEO NEO | IncreaseDecrease for awards granted during prior fiscal years that vested during fiscal year 2023, determined based on change in ASC 718 fair value from prior fiscal yearend to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,669
Non-PEO NEO | Decrease for change in the actuarial present values reported under change in pension value and nonqualified deferred compensation earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,756,499)